Summary of Significant Accounting Policies - (Summary of right of use assets measured) (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Summary of Right of Use Assets Measured [Line Items]
Right of use assets		$ 336,090
Less: lease incentives		(12,215)
Right of use assets	$ 201,215	0
ROU asset recognised under AASB 16 (IFRS16)
Summary of Right of Use Assets Measured [Line Items]
Right of use assets		$ 323,875